BRIGHTHOUSE LIFE INSURANCE COMPANY

BRIGHTHOUSE SEPARATE ACCOUNT A

Series VA (offered on and after May 2, 2016)

BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B

Class VA (offered on and after May 2, 2016)

Supplement dated September 14, 2026

To

Prospectuses dated April 27, 2026

This supplement describes certain changes to the Financial Intermediary Variations Appendix for the

prospectuses referenced above. If you would like another copy of your prospectus, you may obtain one by visiting https://www.brighthousefinancial.com/resources/product-performance/ or calling us at (888)

243-1932. You may also access the Securities and Exchange Commission’s website at http://sec.gov for a copy of your prospectus.

In Series VA (offered on and after May 2, 2016), Appendix H: Financial Intermediary Variations, the

financial intermediary variation for Citigroup Global Markets, Inc. is deleted.

In Class VA (offered on and after May 2, 2016), Appendix F: Financial Intermediary Variations, the

financial intermediary variation for Citigroup Global Markets, Inc. is deleted.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE